INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Net income	$ 688,000	$ 467,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,001,000	1,190,000
Share-based compensation	147,000	143,000
Gain on acquisition of joint venture interest	(31,000)	0
Finance income	(119,000)	(152,000)
Finance expense	70,000	111,000
Deferred income taxes, net	(90,000)	66,000
Gain on disposal of property, plant and equipment	(108,000)	(63,000)
Other operating activities	1,000	0
Change in assets and liabilities, net of acquisitions:
Receivables, prepayments and other assets	72,000	83,000
Inventories	(8,000)	(316,000)
Trade and other payables	(328,000)	(295,000)
Net change in working capital	(264,000)	(528,000)
Interest received	111,000	126,000
Interest paid	(36,000)	(78,000)
Income taxes paid	(13,000)	(17,000)
Net cash provided by operating activities	1,357,000	1,265,000
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(231,000)	(69,000)
Purchases of property, plant and equipment and intangible assets	(514,000)	(490,000)
Purchases of equity securities	(65,000)	0
Purchases of marketable securities	(1,245,000)	(1,527,000)
Proceeds from sale of marketable securities	227,000	54,000
Proceeds from maturities of marketable securities	918,000	963,000
Proceeds from the sale of property plant and equipment and other	163,000	36,000
Net cash used in investing activities	(747,000)	(1,033,000)
FINANCING ACTIVITIES
Net proceeds from borrowings	19,000	29,000
Repayments of debt and lease obligations	(808,000)	(183,000)
Proceeds from issuance of equity instruments, net of taxes paid	(3,000)	21,000
Purchase of treasury stock	0	(200,000)
Net cash used in financing activities	(792,000)	(333,000)
Effect of exchange rate changes on cash and cash equivalents	6,000	0
Net decrease in cash and cash equivalents	(176,000)	(101,000)
Cash and cash equivalents at the beginning of the period	2,192,000	2,387,000
Cash and cash equivalents at the end of the period	$ 2,016,000	$ 2,286,000